AB International Value Fund

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Consumer Discretionary – 18.8%
Auto Components – 2.6%
Faurecia SE(a)	41,855	$1,576,009
Pirelli & C SpA(b)	292,000	1,611,084

		3,187,093

Automobiles – 3.5%
Stellantis NV	145,417	2,652,226
Suzuki Motor Corp.	41,600	1,656,426

		4,308,652

Diversified Consumer Services – 1.5%
Benesse Holdings, Inc.	88,100	1,794,448

Hotels, Restaurants & Leisure – 2.4%
Entain PLC(c)	82,290	1,850,077
Galaxy Entertainment Group Ltd.(c)	210,000	1,171,219

		3,021,296

Household Durables – 2.9%
Persimmon PLC	44,090	1,418,972
Sony Group Corp.	21,200	2,166,050

		3,585,022

Specialty Retail – 1.5%
Kingfisher PLC	453,630	1,850,518

Textiles, Apparel & Luxury Goods – 4.4%
Burberry Group PLC	82,320	2,134,244
HUGO BOSS AG	34,320	2,094,275
Pandora A/S	11,350	1,162,209

		5,390,728

		23,137,757

Financials – 17.1%
Banks – 14.1%
ABN AMRO Bank NV (GDR)	119,260	1,587,019
Banco Bilbao Vizcaya Argentaria SA	321,940	1,910,303
Bank Leumi Le-Israel BM	177,620	1,924,143
Bank of Ireland Group PLC(c)	367,516	2,438,559
BNP Paribas SA	29,440	1,708,242
Erste Group Bank AG	61,200	2,175,466
KBC Group NV	26,450	1,905,641
Mediobanca Banca di Credito Finanziario SpA	167,180	1,741,050
Nordea Bank Abp	167,940	1,858,008

		17,248,431

Diversified Financial Services – 1.1%
ORIX Corp.	68,800	1,363,831

Insurance – 1.9%
Suncorp Group Ltd.	301,860	2,348,086

		20,960,348

Company	Shares	U.S. $ Value

Consumer Staples – 13.0%
Beverages – 0.8%
Carlsberg AS - Class B	7,160	$1,050,011

Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	38,390	1,180,963

Food Products – 7.7%
Morinaga & Co., Ltd./Japan	27,800	904,498
Nestle SA	31,450	4,097,800
Nichirei Corp.	52,400	1,154,674
Nomad Foods Ltd.(c)	50,170	1,263,281
Salmar ASA	28,040	2,060,220

		9,480,473

Tobacco – 3.5%
British American Tobacco PLC	60,300	2,642,761
Swedish Match AB	229,210	1,666,298

		4,309,059

		16,020,506

Industrials – 11.5%
Aerospace & Defense – 3.3%
Airbus SE(c)	20,930	2,672,323
Saab AB - Class B	47,160	1,414,025

		4,086,348

Electrical Equipment – 3.0%
Fuji Electric Co., Ltd.	47,700	2,454,243
Prysmian SpA	36,800	1,211,432

		3,665,675

Industrial Conglomerates – 1.8%
Melrose Industries PLC	1,096,258	2,168,910

Machinery – 1.8%
Alstom SA	40,793	1,037,770
Amada Co., Ltd.	128,400	1,137,722

		2,175,492

Professional Services – 0.8%
UT Group Co., Ltd.(d)	33,400	1,016,279

Road & Rail – 0.8%
Sankyu, Inc.	30,000	1,040,185

		14,152,889

Materials – 8.3%
Chemicals – 2.8%
Tosoh Corp.	150,600	2,337,023
Zeon Corp.	93,800	1,100,806

		3,437,829

Construction Materials – 1.5%
CRH PLC	41,040	1,865,606

Company	Shares	U.S. $ Value

Metals & Mining – 4.0%
Anglo American PLC	38,590	$1,958,895
ArcelorMittal SA	50,230	1,558,568
Endeavour Mining PLC	52,136	1,379,840

		4,897,303

		10,200,738

Health Care – 7.7%
Health Care Equipment & Supplies – 1.2%
ConvaTec Group PLC(b)	591,833	1,430,844

Pharmaceuticals – 6.5%
Nippon Shinyaku Co., Ltd.	14,400	937,873
Roche Holding AG	13,620	5,158,348
Sanofi	18,480	1,931,761

		8,027,982

		9,458,826

Information Technology – 7.1%
Electronic Equipment, Instruments & Components – 1.1%
Horiba Ltd.	23,400	1,346,325

Semiconductors & Semiconductor Equipment – 4.7%
NXP Semiconductors NV	6,430	1,222,471
SCREEN Holdings Co., Ltd.(d)	29,900	2,950,758
SK Hynix, Inc.	15,520	1,618,030

		5,791,259

Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co., Ltd.	25,810	1,555,140

		8,692,724

Communication Services – 5.1%
Diversified Telecommunication Services – 1.4%
Deutsche Telekom AG	98,110	1,758,589

Entertainment – 2.0%
GungHo Online Entertainment, Inc.	56,100	1,245,135
Konami Holdings Corp.(d)	21,700	1,234,529

		2,479,664

Interactive Media & Services – 0.6%
Dip Corp.(d)	22,700	673,518

Media – 1.1%
Criteo SA (Sponsored ADR)(c)	38,830	1,291,486

		6,203,257

Energy – 4.5%
Energy Equipment & Services – 2.2%
Shell PLC	101,570	2,691,418

Oil, Gas & Consumable Fuels – 2.3%
ENEOS Holdings, Inc.	304,600	1,206,152

Company	Shares	U.S. $ Value

Repsol SA	126,384	$1,639,963

		2,846,115

		5,537,533

Utilities – 3.4%
Electric Utilities – 3.4%
EDP - Energias de Portugal SA	500,024	2,441,345
Enel SpA	227,590	1,677,097

		4,118,442

Real Estate – 2.8%
Real Estate Management & Development – 2.8%
Aroundtown SA	243,840	1,503,552
Daito Trust Construction Co., Ltd.	17,600	1,947,261

		3,450,813

Total Common Stocks (cost $110,910,391)		121,933,833

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $279,503)	279,503	279,503

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $111,189,894)		122,213,336

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $303,000)	303,000	303,000

Total Investments – 99.7% (cost $111,492,894)(h)		122,516,336
Other assets less liabilities – 0.3%		348,917

Net Assets – 100.0%		$122,865,253

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	4,145,495	USD	3,484	04/28/2022	$38,522
Bank of America, NA	RUB	44,376	USD	591	03/02/2022	180,151
Bank of America, NA	PLN	2,564	USD	607	05/06/2022	(830)
Bank of America, NA	USD	569	EUR	498	05/12/2022	(9,137)
Bank of America, NA	USD	678	INR	51,025	04/07/2022	(4,130)
Bank of America, NA	USD	153	KRW	185,109	04/28/2022	507
Barclays Bank PLC	KRW	218,507	USD	183	04/28/2022	1,146
Barclays Bank PLC	INR	51,025	USD	675	04/07/2022	1,538

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	HKD	4,229	USD	543	04/28/2022	$1,351
Barclays Bank PLC	USD	645	PLN	2,564	05/06/2022	(36,746)
Barclays Bank PLC	USD	594	RUB	44,376	03/02/2022	(182,880)
BNP Paribas SA	USD	845	CNH	5,407	05/18/2022	5,801
BNP Paribas SA	USD	295	KRW	352,109	04/28/2022	(2,086)
Citibank, NA	BRL	3,729	USD	726	03/03/2022	1,732
Citibank, NA	GBP	910	USD	1,233	03/17/2022	11,608
Citibank, NA	USD	650	GBP	475	03/17/2022	(12,519)
Citibank, NA	USD	827	EUR	741	05/12/2022	5,076
Citibank, NA	USD	680	BRL	3,729	03/03/2022	43,848
Citibank, NA	USD	6,624	AUD	9,380	04/28/2022	194,507
Deutsche Bank AG	NOK	9,816	USD	1,115	03/24/2022	1,214
Deutsche Bank AG	ILS	2,554	USD	815	03/03/2022	19,387
Morgan Stanley Capital Services, Inc.	KRW	154,549	USD	128	04/28/2022	(803)
Morgan Stanley Capital Services, Inc.	EUR	7,100	USD	8,128	05/12/2022	145,233
Morgan Stanley Capital Services, Inc.	BRL	3,729	USD	745	03/03/2022	21,216
Morgan Stanley Capital Services, Inc.	USD	1,413	SGD	1,904	04/21/2022	(8,708)
Morgan Stanley Capital Services, Inc.	USD	726	BRL	3,729	03/03/2022	(1,732)
Morgan Stanley Capital Services, Inc.	USD	738	BRL	3,729	04/04/2022	(20,856)
Morgan Stanley Capital Services, Inc.	USD	667	ZAR	10,238	04/21/2022	(5,618)
Morgan Stanley Capital Services, Inc.	USD	686	MXN	14,142	03/24/2022	2,200
Morgan Stanley Capital Services, Inc.	USD	131	KRW	156,350	04/28/2022	(1,054)
Morgan Stanley Capital Services, Inc.	USD	179	KRW	216,247	04/28/2022	957
Standard Chartered Bank	JPY	98,861	USD	860	04/28/2022	(542)
State Street Bank & Trust Co.	JPY	105,468	USD	913	04/28/2022	(5,718)
State Street Bank & Trust Co.	SEK	3,278	USD	342	03/24/2022	(4,489)
State Street Bank & Trust Co.	SEK	3,001	USD	330	03/24/2022	13,288
State Street Bank & Trust Co.	ILS	1,060	USD	338	03/03/2022	7,946
State Street Bank & Trust Co.	AUD	870	USD	620	04/28/2022	(12,461)
State Street Bank & Trust Co.	NZD	530	USD	354	03/18/2022	(4,260)
State Street Bank & Trust Co.	EUR	352	USD	402	05/12/2022	6,694
State Street Bank & Trust Co.	GBP	615	USD	833	03/17/2022	7,931
State Street Bank & Trust Co.	CHF	558	USD	606	04/13/2022	(3,888)
State Street Bank & Trust Co.	NZD	156	USD	106	03/18/2022	342
State Street Bank & Trust Co.	GBP	134	USD	179	03/17/2022	(1,056)
State Street Bank & Trust Co.	USD	2,798	GBP	2,064	03/17/2022	(30,012)
State Street Bank & Trust Co.	USD	1,099	EUR	965	05/12/2022	(14,109)
State Street Bank & Trust Co.	USD	243	EUR	218	05/12/2022	1,484
State Street Bank & Trust Co.	USD	651	CAD	826	04/22/2022	981
State Street Bank & Trust Co.	USD	443	CHF	408	04/13/2022	3,169
State Street Bank & Trust Co.	USD	326	AUD	454	04/28/2022	4,104

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	464	NZD	686	03/18/2022	$499
State Street Bank & Trust Co.	USD	320	SEK	3,001	03/24/2022	(2,763)
State Street Bank & Trust Co.	USD	988	JPY	113,959	04/28/2022	4,295
UBS AG	CHF	689	USD	754	04/13/2022	1,355
UBS AG	USD	3,579	CHF	3,309	04/13/2022	36,270

						$397,955

(a)	Fair valued by the Adviser.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $3,041,928 or 2.5% of net assets.

(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,003,988 and gross unrealized depreciation of investments was $(7,582,591), resulting in net unrealized appreciation of $11,421,397.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

COUNTRY BREAKDOWN1

February 28, 2022 (unaudited)

24.3%	Japan
15.4%	United Kingdom
8.4%	France
7.6%	Switzerland
5.1%	Italy
4.4%	Germany
3.5%	Ireland
3.3%	Netherlands
2.9%	Spain
2.6%	South Korea
2.5%	Sweden
2.1%	United States
2.0%	Portugal
15.7%	Other
0.2%	Short-Term

100.0%	Total Investments

[1]

All data are as of February 28, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Australia, Austria, Belgium, Denmark, Finland, Israel, Luxembourg, Macau, Norway and South Africa.

AB International Value Fund

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$—	$23,137,757	$—	$23,137,757
Financials	—	20,960,348	—	20,960,348
Consumer Staples	1,263,281	14,757,225	—	16,020,506

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$—	$14,152,889		$—	$14,152,889
Materials	—	10,200,738		—	10,200,738
Health Care	—	9,458,826		—	9,458,826
Information Technology	1,222,471	7,470,253		—	8,692,724
Communication Services	1,291,486	4,911,771		—	6,203,257
Energy	—	5,537,533		—	5,537,533
Utilities	—	4,118,442		—	4,118,442
Real Estate	—	3,450,813		—	3,450,813
Short-Term Investments	279,503	—		—	279,503
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	303,000	—		—	303,000

Total Investments in Securities	4,359,741	118,156,595	(a)	—	122,516,336
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	764,352		—	764,352
Liabilities:
Forward Currency Exchange Contracts	—	(366,397)		—	(366,397)

Total	$4,359,741	$118,554,550		$—	$122,914,291

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$984	$8,047	$8,751	$280	$0	**
Government Money Market Portfolio*	319	4,372	4,388	303	0	**
Total	$1,303	$12,419	$13,139	$583	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.